Significant Accounting Policies - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Line Items]
Depreciation method, property, plant and equipment	straight-line method or the declining balance method
Onerous contracts provision	$ 0	$ 0
Gain loss on conversion of financial liability reclassified to equity	$ 0
Top of Range
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturities period	90 days